Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES — 96.2%
	ANGOLA — 0.8%
260,000	Angolan Government International Bond 8.250%, 5/9/2028	$241,556
200,000	Azule Energy Finance Plc 8.125%, 1/23/2030[2,3]	199,680
		441,236
	ARGENTINA — 0.5%
300,000	YPF S.A. 8.250%, 1/17/2034[2,3]	297,900
	AZERBAIJAN — 0.5%
320,000	Republic of Azerbaijan International Bond 3.500%, 9/1/2032	280,700
	BAHRAIN — 0.6%
330,000	Bahrain Government International Bond 7.500%, 9/20/2047	326,391
	BRAZIL — 6.9%
13,930	Brazil Notas do Tesouro Nacional Serie F 10.000%, 1/1/2031	2,062,673
780,000	Brazilian Government International Bond 4.750%, 1/14/2050[3]	548,730
315,000	MARB BondCo PLC 3.950%, 1/29/2031[3]	271,687
455,000	Nexa Resources S.A. 6.750%, 4/9/2034[2,3]	470,925
290,000	Suzano Austria GmbH 3.125%, 1/15/2032[3]	247,138
272,575	Yinson Boronia Production B.V. 8.947%, 7/31/2042[2,3]	287,051
		3,888,204
	CHILE — 2.4%
510,000	Banco de Credito e Inversiones S.A. 7.500% (USD 5 Year Tsy+376.70 basis points), 12/12/2172[2,3,4,5]	509,745
300,000	Chile Electricity Lux Mpc II Sarl 5.580%, 10/20/2035[2]	299,310
410,000	Corp Nacional del Cobre de Chile 3.150%, 1/15/2051[3]	251,330
305,000	Inversiones La Construccion S.A. 4.750%, 2/7/2032[3]	283,745
		1,344,130

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHINA — 0.8%
700,000	CIFI Holdings Group Co., Ltd. 6.550%, 3/28/2026*[3,6]	$81,333
800,000	Country Garden Holdings Co., Ltd. 3.300%, 1/12/2031*[3,6]	76,000
400,000	KWG Group Holdings Ltd. 5.950%, 8/10/2025*[3,6]	29,000
250,000	Logan Group Co., Ltd. 5.250%, 10/19/2025*[3,6]	18,438
1,700,000	Shimao Group Holdings Ltd. 6.125%, 2/21/2026*[3,6]	87,125
829,000	Sunac China Holdings Ltd. 7.250%, 9/30/2030[3,7]	92,143
1,000,000	Yuzhou Group Holdings Co., Ltd. 8.500%, 2/4/2026*[3,6]	72,500
		456,539
	COLOMBIA — 1.3%
3,572,800,000	Colombian TES 6.000%, 4/28/2028	757,949
	CZECH REPUBLIC — 1.8%
23,490,000	Czech Republic Government Bond 2.400%, 9/17/2025	1,011,237
	DOMINICAN REPUBLIC — 1.9%
830,000	Dominican Republic International Bond 4.500%, 1/30/2030	776,465
310,000	Empresa Generadora de Electricidad Haina S.A. 5.625%, 11/8/2028[3]	295,895
		1,072,360
	ECUADOR — 1.2%
1,400,000	Ecuador Government International Bond 5.500%, 7/31/2035[8]	687,400
	EGYPT — 0.7%
500,000	Egypt Government International Bond 5.875%, 2/16/2031	409,198
	EL SALVADOR — 0.4%
210,000	El Salvador Government International Bond 9.650%, 11/21/2054[2,3]	211,470

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	GAMBIA — 0.9%
520,000	Africell Holding Ltd. 10.500%, 10/23/2029[2,3]	$507,192
	GHANA — 1.0%
234,840	Ghana Government International Bond 5.000%, 7/3/2035[2,8]	165,680
410,000	Kosmos Energy Ltd. 8.750%, 10/1/2031[2,3]	379,508
		545,188
	GUATEMALA — 0.4%
320,000	Guatemala Government Bond 4.650%, 10/7/2041[3]	250,000
	HONG KONG — 1.2%
260,000	AIA Group Ltd. 4.950%, 4/4/2033[3]	261,539
490,000	Standard Chartered PLC 4.300% (USD 5 Year Tsy+313.50 basis points), 8/14/2072[3,4,5]	439,163
		700,702
	HUNGARY — 1.5%
197,260,000	Hungary Government Bond 5.500%, 6/24/2025	528,260
300,000	Magyar Export-Import Bank Zrt 6.125%, 12/4/2027[3]	305,531
		833,791
	INDIA — 3.4%
285,978	India Green Power Holdings 4.000%, 2/22/2027[3]	271,622
253,800	India Vehicle Finance 5.850%, 9/25/2030[2]	250,645
360,000	JSW Steel Ltd. 5.050%, 4/5/2032[3]	324,900
300,000	Manappuram Finance Ltd. 7.375%, 5/12/2028	300,375
400,000	Muthoot Finance Ltd. 6.375%, 4/23/2029[2]	393,600
385,000	Vedanta Resources Finance II PLC 9.850%, 4/24/2033[2,3]	384,885
		1,926,027
	INDONESIA — 2.1%
580,000	Indofood CBP Sukses Makmur Tbk P.T. 4.745%, 6/9/2051[3]	460,375

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	INDONESIA (Continued)
980,000	Indonesia Government International Bond 3.700%, 10/30/2049	$716,380
		1,176,755
	IVORY COAST — 0.7%
430,000	Ivory Coast Government International Bond 8.250%, 1/30/2037	411,792
	JAMAICA — 0.4%
200,000	Kingston Airport Revenue Finance Ltd. 6.750%, 12/15/2036[2,3]	200,810
	KAZAKSTAN — 3.1%
500,000	ForteBank JSC 7.750%, 2/4/2030[2]	493,280
650,000	Kazakhstan Government International Bond 4.714%, 4/9/2035[2]	629,850
325,000	KazMunayGas National Co. JSC 3.500%, 4/14/2033[3]	273,812
380,000	Tengizchevroil Finance Co. International Ltd. 3.250%, 8/15/2030[3]	331,574
		1,728,516
	KENYA — 1.0%
630,000	Republic of Kenya Government International Bond 9.500%, 3/5/2036[2]	571,725
	KUWAIT — 1.0%
630,000	MEGlobal B.V. 2.625%, 4/28/2028[3]	586,706
	MALAYSIA — 1.6%
360,000	Axiata Spv5 Labuan Ltd. 3.064%, 8/19/2050[3]	237,024
1,050,000	Petronas Capital Ltd. 3.404%, 4/28/2061[3]	685,781
		922,805
	MEXICO — 6.7%
	Banco Mercantil del Norte S.A./Grand Cayman
700,000	6.625% (USD 10 Year Tsy+503.40 basis points), 1/24/2072[3,4,5]	626,500
250,000	8.750% (USD 10 Year Tsy+429.90 basis points), 11/20/2072[2,3,4,5]	248,250
280,000	BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero 8.125% (USD 5 Year Tsy+421.40 basis points), 1/8/2039[3,5]	286,790

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	MEXICO (Continued)
198,850	FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple 7.250%, 1/31/2041[2,3]	$196,663
595,000	GCC S.A.B. de C.V. 3.614%, 4/20/2032[3]	515,324
28,570,000	Mexican Bonos 5.750%, 3/5/2026	1,362,019
410,000	Petroleos Mexicanos 6.750%, 9/21/2047	280,009
300,000	Saavi Energia Sarl 8.875%, 2/10/2035[2,3]	302,250
		3,817,805
	MONTENEGRO — 0.6%
350,000	Montenegro Government International Bond 7.250%, 3/12/2031[2]	357,924
	MOROCCO — 0.9%
370,000	Morocco Government International Bond 4.000%, 12/15/2050	251,833
370,000	OCP S.A. 5.125%, 6/23/2051[3]	281,511
		533,344
	NIGERIA — 4.2%
300,000	Access Bank PLC 6.125%, 9/21/2026	293,250
780,000	IHS Holding Ltd. 7.875%, 5/29/2030[2,3]	772,200
	Nigeria Government International Bond
710,000	7.375%, 9/28/2033	597,699
280,000	10.375%, 12/9/2034[2]	280,770
430,000	SEPLAT Energy PLC 9.125%, 3/21/2030[2,3]	427,803
		2,371,722
	PAKISTAN — 1.4%
200,000	Pakistan Government International Bond 6.875%, 12/5/2027	182,000
230,000	Pakistan Water & Power Development Authority 7.500%, 6/4/2031	182,620
	VEON Holdings B.V.
250,000	3.375%, 11/25/2027[3]	208,075
250,000	3.375%, 11/25/2027[3]	227,930
		800,625

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PANAMA — 1.2%
293,932	AES Panama Generation Holdings SRL 4.375%, 5/31/2030[3]	$262,444
690,000	Panama Government International Bond 4.500%, 1/19/2063[3]	418,830
		681,274
	PARAGUAY — 0.5%
360,000	Paraguay Government International Bond 2.739%, 1/29/2033[3]	297,122
	PHILIPPINES — 1.5%
890,000	Philippine Government International Bond 2.650%, 12/10/2045	568,710
280,000	Rizal Commercial Banking Corp. 5.500%, 1/18/2029	283,850
		852,560
	POLAND — 2.5%
440,000	Bank Gospodarstwa Krajowego 6.250%, 7/9/2054[2]	441,632
980,000	Republic of Poland Government International Bond 5.125%, 9/18/2034[3]	967,417
		1,409,049
	QATAR — 4.1%
730,000	Ooredoo International Finance Ltd. 2.625%, 4/8/2031	647,875
840,000	Qatar Government International Bond 4.750%, 5/29/2034[2]	848,741
900,000	QatarEnergy 3.300%, 7/12/2051[3]	620,721
220,000	QIC Cayman Ltd. 6.750% (Constant Maturity Yield Six-Year Tsy+353.70 basis points), 7/7/2072[3,4,5]	223,484
		2,340,821
	ROMANIA — 0.9%
1,110,000	Romania Government Bond 4.850%, 4/22/2026	237,119
300,000	Romanian Government International Bond 6.375%, 1/30/2034	288,300
		525,419
	SAUDI ARABIA — 5.2%
800,000	Gaci First Investment Co. 5.375%, 10/13/2122[3]	674,288

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SAUDI ARABIA (Continued)
630,000	Greensaif Pipelines Bidco Sarl 6.129%, 2/23/2038	$645,555
1,000,000	Saudi Arabian Oil Co. 3.500%, 11/24/2070[3]	616,900
	Saudi Government International Bond
630,000	5.000%, 1/16/2034	622,799
390,000	5.750%, 1/16/2054	371,416
		2,930,958
	SENEGAL — 0.5%
340,000	Senegal Government International Bond 6.250%, 5/23/2033	252,450
	SERBIA — 0.7%
400,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.000%, 10/28/2029[2,3]	398,836
	SOUTH AFRICA — 5.0%
230,000	Bidvest Group UK PLC 3.625%, 9/23/2026[3]	223,963
48,160,000	Republic of South Africa Government Bond 6.500%, 2/28/2041	1,692,935
340,000	Sasol Financing USA LLC 5.500%, 3/18/2031[3]	284,877
750,000	Stillwater Mining Co. 4.500%, 11/16/2029[3]	624,847
		2,826,622
	SRI LANKA — 0.9%
673,345	Sri Lanka Government International Bond 3.600%, 2/15/2038[2,8]	527,902
	SUPRANATIONAL — 0.5%
295,000	Banque Ouest Africaine de Developpement 8.200% (USD 5 Year Tsy+421.50 basis points), 2/13/2055[2,3,5]	298,245
	SURINAME — 0.5%
290,000	Suriname Government International Bond 7.950%, 7/15/2033[3,7]	276,370
	TANZANIA (UNITED REPUBLIC OF) — 1.0%
560,000	HTA Group Ltd./Mauritius 7.500%, 6/4/2029[2,3]	567,280

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	THAILAND — 2.3%
	Bangkok Bank PCL/Hong Kong
390,000	5.650%, 7/5/2034[2,3]	$399,399
300,000	6.056% (USD 5 Year Tsy+178.00 basis points), 3/25/2040[2,3,5]	298,200
280,000	Muangthai Capital PCL 6.875%, 9/30/2028	282,100
9,090,000	Thailand Government Bond 3.650%, 6/20/2031	296,159
		1,275,858
	TOGO — 0.5%
260,000	Ecobank Transnational, Inc. 10.125%, 10/15/2029[2]	271,050
	TRINIDAD AND TOBAGO — 1.0%
600,000	Trinidad & Tobago Government International Bond 6.400%, 6/26/2034[2,3]	587,100
	TURKEY — 5.3%
400,000	Akbank TAS 9.369% (USD 5 Year Tsy+527.00 basis points), 6/14/2072[2,3,4,5]	401,876
320,000	Ford Otomotiv Sanayi A.S. 7.125%, 4/25/2029[2,3]	317,100
245,000	Limak Yenilenebilir Enerji A.S. 9.625%, 8/12/2030[2,3]	241,095
280,000	Sisecam UK PLC 8.625%, 5/2/2032[3]	280,020
280,000	Turkiye Garanti Bankasi A.S. 8.125% (USD 5 Year Tsy+383.60 basis points), 1/3/2035[2,3,5]	277,200
22,270,000	Turkiye Government Bond 12.600%, 10/1/2025	508,024
	Turkiye Sinai Kalkinma Bankasi A.S.
290,000	7.125%, 10/17/2029[2]	286,195
260,000	9.750% (USD 5 Year Tsy+545.40 basis points), 9/21/2072[3,4,5]	263,640
430,000	Yapi ve Kredi Bankasi A.S. 7.250%, 3/3/2030[2]	422,131
		2,997,281
	UKRAINE — 0.4%
380,000	Ukraine Government International Bond 0.000%, 2/1/2036[8]	208,050
	UNITED ARAB EMIRATES — 6.0%
615,000	Abu Dhabi National Energy Co. PJSC 4.750%, 3/9/2037[2]	588,401

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED ARAB EMIRATES (Continued)
340,000	DP World Ltd./United Arab Emirates 4.700%, 9/30/2049[3]	$290,806
300,000	Emirates NBD Bank PJSC 4.250% (Constant Maturity Yield Six-Year Tsy+315.50 basis points), 11/27/2172[3,4,5]	288,750
400,000	Finance Department Government of Sharjah 4.000%, 7/28/2050	258,292
280,000	First Abu Dhabi Bank PJSC 5.804% (USD 5 Year Tsy+155.00 basis points), 1/16/2035[3,5]	286,090
810,000	Galaxy Pipeline Assets Bidco Ltd. 3.250%, 9/30/2040	628,779
280,000	Magellan Capital Holdings PLC 8.375% (USD 1 Year Tsy+423.30 basis points), 7/8/2029[3,5]	288,868
840,000	MDGH GMTN RSC Ltd. 2.500%, 6/3/2031[3]	736,789
		3,366,775
	URUGUAY — 1.3%
810,000	Uruguay Government International Bond 4.975%, 4/20/2055	723,330
	UZBEKISTAN — 2.0%
270,000	Jscb Agrobank 9.250%, 10/2/2029[2]	280,125
280,000	National Bank of Uzbekistan 8.500%, 7/5/2029[3]	288,400
310,000	Republic of Uzbekistan International Bond 3.900%, 10/19/2031	258,753
300,000	Uzauto Motors AJ 4.850%, 5/4/2026[3]	289,500
		1,116,778
	ZAMBIA — 0.5%
260,000	First Quantum Minerals Ltd. 9.375%, 3/1/2029[2,3]	273,650
	TOTAL FIXED INCOME SECURITIES
	(Cost $54,572,450)	54,432,923

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	U.S. GOVERNMENT — 1.0%
	United States Treasury Bill
275,000	0.000%, 4/24/2025	$274,257
300,000	0.000%, 5/15/2025	298,446
	TOTAL U.S. GOVERNMENT
	(Cost $572,728)	572,703
	TOTAL INVESTMENTS — 97.2%
	(Cost $55,145,178)	55,005,626
	Other Assets in Excess of Liabilities — 2.8%	1,609,623
	TOTAL NET ASSETS — 100.0%	$56,615,249

PLC –	Public Limited Company
PCL –	Public Company Limited
PJSC –	Public Joint Stock Company

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,565,274, which represents 29.26% of Net Assets.
[3]	Callable.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Security is in default.
[7]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[8]	Step rate security.